      As filed with the Securities and Exchange Commission on June 17, 2005
                                                             File No. 333-101948
                                                                       811-04972

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

         Pre-Effective Amendment No.                                         [ ]
                                      --------
         Post-Effective Amendment No.     9                                  [X]
                                      --------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    212                                                [X]
                        -------

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445
               (Depositor's Telephone Number, Including Area Code)

                             CHRISTOPHER M. GRINNELL
                         HARTFORD LIFE INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b) of Rule 485
     ---
      X  on July 5, 2005, pursuant to paragraph (b) of Rule 485
     ---
         60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---
         on _____, pursuant to paragraph (a)(1) of Rule 485
     ---
         this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

The Prospectus and Statement of Additional Information (including all financial statements) for the Hartford Leaders Plus variable annuity is incorporated in Part A of this Post-Effective Amendment No. 9, by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-101948), as filed on April 4, 2005, and declared effective on May 2, 2005.

A supplement to the aforementioned prospectus, dated July 5, 2005, is included in Part A of this Post-Effective Amendment No. 9.

                                    PART A

                    HARTFORD LEADERS PLUS (SERIES II/IIR/III)
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-101948

        SUPPLEMENT DATED JULY 5, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

       SUPPLEMENT DATED JULY 5, 2005 TO YOUR PROSPECTUS DATED MAY 2, 2005

The "Benefit Payments" subsection under the section entitled "The Hartford's Principal First and The Hartford's Principal First Preferred" under the article entitled "The Contract" is revised to provide that for Contracts issued in New York, Hartford will not recalculate the Benefit Amount if you change the ownership or assign your Contract to someone other than your spouse.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV - 5245

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement.(2)

          (3)  (b) Form of Dealer Agreement.(3)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(4)

          (5)  Form of Application.(4)

          (6)  (a) Articles of Incorporation of Hartford.(5)

          (6)  (b) Bylaws of Hartford.(6)

          (7)  Not applicable.

          (8)  Form of Fund Participation Agreement.(7)

          (9)  Form of Reinsurance Agreement.(8)

          (10) Opinion and Consent of Christopher M. Grinnell,
               Counsel and Assistant Vice President.

          (11) Consent of Deloitte & Touche LLP.

          (12) No financial statements are omitted.

          (13) Not applicable.

          (99) Copy of Power of Attorney.

-----------------------------
     (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.
     (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.
     (3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-91927, dated December 3, 1999.
     (4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101944, filed on April 7, 2003.
     (5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 28, 2001.
     (6) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.
     (7) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, dated August 25, 2000.
     (8) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

Item 25.  Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Scott R. Sanderson                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President and General Counsel
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant. Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-119414, filed on April 4, 2005.


Item 27.  Number of Contract Owners

          As of May 31, 2005, there were 60,789 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
         Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

         1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

         2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

         In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
               Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
               Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
               Account)
          Hartford Life Insurance Company - Separate Account Ten
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life Insurance Company - Separate Account Eleven
          Hartford Life Insurance Company - Separate Account Twelve
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Nutmeg Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD Positions and Offices

                                          POSITIONS AND OFFICES
              NAME                           WITH UNDERWRITER
              ----                        ---------------------
David A. Carlson               Senior Vice President and Deputy
                               Chief Financial Officer
Richard G. Costello            Vice President and Secretary
Bruce W. Ferris                Vice President
George R. Jay                  Chief Broker-Dealer Compliance Officer
Stephen T. Joyce               Vice President
Thomas M. Marra                President, Chief Executive Officer and
                               Chairman of the Board, Director
Martin A. Swanson              Vice President
John C. Walters                Executive Vice President, Director
Neal S. Wolin                  Executive Vice President and General Counsel
Lizabeth H. Zlatkus            Director

          Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 17th day of June, 2005.

HARTFORD LIFE INSURANCE COMPANY --
SEPARATE ACCOUNT SEVEN
     (Registrant)

By:  Thomas M. Marra                      *By:  /s/ Christopher M. Grinnell
    ----------------------------------         ---------------------------------
     Thomas M. Marra, President, Chief              Christopher M. Grinnell
     Executive Officer and Chairman of              Attorney-in-Fact
     the Board, President*

HARTFORD LIFE INSURANCE COMPANY
     (Depositor)

By:  Thomas M. Marra
    ----------------------------------
     Thomas M. Marra, President, Chief
     Executive Officer and Chairman of
     the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President &
     Deputy Chief Financial Officer, Director*
Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*                        *By: /s/ Christopher M. Grinnell
John C. Walters, Executive Vice President, Director*     -------------------------------
Lizabeth H. Zlatkus, Executive Vice President and             Christopher M. Grinnell
     Chief Financial Officer, Director*                      Attorney-in-Fact
David M. Znamierowski, Executive Vice President &
     Chief Investment Officer, Director*             Date: June 17, 2005




333-101948

                                  EXHIBIT INDEX

(9)     Opinion and Consent of Christopher M. Grinnell,
        Counsel and Assistant Vice President.

(10)    Consent of Deloitte & Touche LLP.

(99)    Copy of Power of Attorney.